Deferred Revenue	12 Months Ended
Dec. 31, 2023
Disclosure Of Revenue From Contracts WIth Customers [Abstract]
Deferred Revenue	Deferred Revenue

	December 31, 2023	December 31, 2022
Marmato (a)	$64,546	$60,658
Toroparu (b)	84,000	84,000
Total	$148,546	$144,658
Less: current portion	(1,163)	(1,606)
Non-current portion	$147,383	$143,052
a)Marmato
As part of the Aris Gold Transaction, the Company acquired the deferred revenue associated with Aris Gold’s Precious Metals Purchase Agreement (the “Marmato PMPA”) with WPMI. Under the arrangement, WPMI will provide aggregate funding amount to $175 million, of which $53 million had been received at the Acquisition Date, with the balance ($122 million) receivable during the construction and development of the Marmato Lower Mine.
Pursuant to the terms of the Marmato PMPA, WPMI will purchase 10.5% of gold produced from the Marmato Mine until 310,000 ounces of gold have been delivered, after which the purchased volume reduces to 5.25% of gold produced. WPMI will also purchase 100% of silver produced from the Marmato Mine until 2.15 million ounces of silver have been delivered, after which the purchased volume reduces to 50% of silver produced. WPMI will make payments upon delivery equal to 18% of the spot gold and silver prices until the uncredited portion of the upfront payment is reduced to zero, and 22% of the spot gold and silver prices thereafter.
12.    Deferred Revenue (cont.)
The Company and its subsidiaries have provided security in favour of WPMI in respect of their obligations under the Marmato PMPA, including a first ranking general security agreement over substantially all properties and assets of Aris Mining Holdings and its subsidiaries, security over the mining rights comprising the Marmato Mine, and a first ranking share pledge over the shares of each of the subsidiaries of Aris Mining Holdings.
The contract will be settled by Marmato delivering precious metal credits to WPMI. The Company recognizes amounts in revenue as gold and silver are delivered under the Marmato PMPA.
Each period management estimates the cumulative amount of the deferred revenue obligation that has been satisfied and, therefore, recognised as revenue. Accretion is capitalized to the Marmato Lower Mine (Note 8). The following are the key inputs for the Marmato PMPA contract as of December 31, 2023:

Key inputs in the estimate	December 31, 2023	December 31, 2022
Estimated financing rate	12.50%	12.50%
Gold price	$1,724 - $1,939	$1,700 - $1,750
Silver price	$22.71 - $24.33	$20.51 - $22.50
Construction milestone timelines	2024 - 2025	2023 - 2024

Total
As at December 31, 2021	$—
Acquisition of Aris Gold’s deferred revenue liability	59,596
Recognition of revenue on ounces delivered	(828)
Accretion (Note 8)	1,890
As at December 31, 2022	$60,658
Recognition of revenue on ounces delivered	(3,878)
Cumulative catch-up adjustment	(52)
Accretion (Note 8)	7,818
As at December 31, 2023	$64,546
Less: current portion	(1,163)
Non-current portion as at December 31, 2023	$63,383
b)Toroparu
The Company is also party to a Precious Metals Purchase Agreement (“Toroparu PMPA”) with WPMI. Under the terms of the Toroparu PMPA, WPMI will purchase 10% of the gold and 50% of the silver production in exchange for up-front cash deposits totalling $153.5 million.
As of December 31, 2023, the Company has received an initial deposit of $15.5 million, as per the terms of the Toroparu PMPA the receipt of the remaining $138.0 million is subject to WPMI’s election to proceed and is expected to be received in installments during construction of the Toroparu Project once all necessary mining licenses have been obtained and conditions pertaining to final feasibility, the availability of project capital finance, the granting of security to WPMI and other customary conditions are satisfied.
WPMI may elect (a) not to pay the balance of the deposit and to reduce the gold stream percentage from 10% to 0.909% and the silver stream percentage from 50% to nil, or (b) not to proceed with the streaming transaction and to convert the portion of the deposit already paid less $2.0 million into debt of the Company that will become due and payable in whole or in part upon the occurrence of certain events including, but not limited to, a “change of control” of the Company or the Company obtaining certain levels of debt or equity financing. If WPMI elects to reduce the streams, the Company may return the amount of the deposit already advanced less $2.0 million to WPMI and terminate the agreement. In the event the Company does not deliver sufficient gold and silver to repay the total balance of the deposit, the Company will be required to pay any remaining balance in cash.
12.    Deferred Revenue (cont.)
In addition to the up-front cash deposits mentioned above, WPMI will make ongoing payments to the Company once Toroparu is in operation as follows:

•Gold - the lesser of the market price and $400 per payable ounce of gold delivered over the life of the Toroparu Project, subject to a 1% annual increase starting after the third year of production.
•Silver - the lesser of the market price and $3.90 per payable ounce of silver delivered over the life of the Toroparu Project, subject to a 1% annual increase starting after the fourth year of production.